Share Capital and Share-based Payments	12 Months Ended
Dec. 31, 2023
Share Capital and Share-Based Payments [Abstract]
Share Capital and Share-Based Payments	SHARE CAPITAL AND SHARE-BASED PAYMENTS
(a)Authorized capital
The Company is authorized to issue an unlimited number of common shares with no par value.
(b)Share issuances
On November 21, 2022, the Company filed a short form base shelf prospectus that qualifies the distribution of up to $500.0 million of the Company’s securities comprising any combination of common shares, debt securities, subscription receipts, share purchase contracts, units or warrants in one or more issuances over a period of 25 months in Canada and the United States, at prices and on terms to be determined based on market conditions at the time of sale.
On November 21, 2022, the Company filed a prospectus supplement to its short form base shelf prospectus, pursuant to which the Company may, at its discretion and from time-to-time, sell common shares of the Company for aggregate gross proceeds of up to $100.0 million (the “Offered Shares”). Concurrently, the Company entered into an equity distribution agreement providing for an at-the-market equity offering program (the “ATM Program”) with BMO Nesbitt Burns Inc. and National Bank Financial Inc. and their respective affiliates (collectively, the “Agents”) (the “Equity Distribution Agreement”), pursuant to which the Company may sell the Offered Shares through or to the Agents. The ATM Program is effective until December 21, 2024 unless terminated earlier by the Company in accordance with the Equity Distribution Agreement.
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(b)Share issuances (continued)
In January 2023, the Company issued 4.3 million common shares under the ATM Program at a weighted average share price of $3.88 per common share for total gross proceeds of $16.9 million. In December 2023, the Company issued an additional 5.0 million common shares under the ATM Program at a weighted average share price of $5.01 per common share for total gross proceeds of $24.9 million.
For the period from November 21, 2022 to December 31, 2022, the Company issued 2.3 million common shares under the ATM Program at a weighted average share price of $3.50 per common share for total gross proceeds of $8.0 million.
Transaction costs incurred in connection with the ATM Program during the year ended December 31, 2023 of $1.1 million (2022 – $0.8 million) are presented as a reduction to share capital.
The Company also issued 1.3 million common shares on exercise of warrants and stock options and settlement of RSUs and pRSUs during the year ended December 31, 2023 (2022 – 3.8 million) (notes 16(b)(iv) and 19(c)).
In January 2024, the Company issued 5.0 million common shares under the ATM Program at a weighted average share price of $4.56 per common share for total gross proceeds of $22.9 million.
(c)Share-based compensation plans
(i)Restricted share units
Under the terms of the Equinox Gold Restricted Share Unit Plan (the “RSU Plan”), the Board of Directors may, from time to time, grant to directors, officers, employees, and consultants, RSUs and pRSUs in such numbers and for such terms as may be determined by the Board of Directors. The RSUs granted generally vest over two or three years. The pRSUs granted are subject to a multiplier of 0% to 300% of the number of pRSUs granted based on the achievement of specified non-market conditions, including gold production and completion of construction targets, or market conditions, including the Company’s total shareholder return as compared to the S&P Global Gold Index over a three-year comparison period.
Equity-settled RSUs and pRSUs
The following table summarizes the changes in the Company’s equity-settled RSUs and pRSUs outstanding during the years ended December 31, 2023 and 2022:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2021	843,312	1,270,155
Granted	708,446	464,100
Settled	(381,950)	(568,653)
Forfeited	(188,550)	(225,800)
Outstanding – December 31, 2022	981,258	939,802
Granted	1,613,051	2,302,300
Settled	(331,775)	(15,656)
Forfeited	(58,036)	(175,800)
Outstanding – December 31, 2023	2,204,498	3,050,646
The equity-settled RSUs granted during the year ended December 31, 2023 vest over a period of three years. Of the total number of equity-settled pRSUs granted during the year ended December 31, 2023, 0.5 million are subject to a multiplier of 0% to 200% of the number of units granted based on the Company’s total shareholder return as compared to the S&P Global Gold Index over a three-year vesting period. The remaining 1.8 million pRSUs are subject to a multiplier of 0% to 125% of the number of units granted based on the achievement of certain non-market conditions, including the completion of construction of Greenstone, and have a vesting date of December 31, 2025.
The weighted average grant date fair value of the equity-settled RSUs and pRSUs granted during the year ended December 31, 2023 was $4.47 (2022 – $6.23).
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(i)Restricted share units (continued)
Equity-settled RSUs and pRSUs (continued)
The equity-settled pRSUs settled during the year ended December 31, 2023 were subject to a weighted average multiplier of 100% (2022 – 259%).
Cash-settled RSUs and pRSUs
Under the terms of the RSU Plan, certain RSUs and pRSUs granted to employees entitle the holder to a cash payment equal to the number of RSUs and pRSUs vested, multiplied by the quoted market price of the Company’s common shares on completion of the vesting period.
The following table summarizes the changes in the Company’s cash-settled RSUs and pRSUs outstanding during the years ended December 31, 2023 and 2022:

	Number of RSUs	Number of pRSUs
Outstanding – December 31, 2021	107,250	7,700
Granted	428,632	35,600
Settled	(69,850)	—
Forfeited	(102,350)	(20,100)
Outstanding – December 31, 2022	363,682	23,200
Granted	888,100	741,800
Settled	(126,883)	—
Forfeited	(225,232)	(27,800)
Outstanding – December 31, 2023	899,667	737,200
The cash-settled RSUs granted during the year ended December 31, 2023 vest over a period of three years. Of the total number of cash-settled pRSUs granted during the year ended December 31, 2023, 0.7 million pRSUs are subject to a multiplier of 0% to 125% of the number of units granted based on the achievement of certain non-market conditions, including the completion of construction of Greenstone, and have a vesting date of December 31, 2025. The remaining pRSUs granted are subject to a multiplier of 0% to 200% of the number of units granted based on the Company’s total shareholder return as compared to the S&P Global Gold Index over the three-year vesting period.
The weighted average grant date fair value of the cash-settled RSUs and pRSUs granted during the year ended December 31, 2023 was $4.45 (2022 – $7.24).
The total fair value of cash-settled RSUs and pRSUs outstanding at December 31, 2023 was $3.0 million (2022 – $0.8 million), of which $1.5 million and $1.4 million (2022 – $0.2 million and $0.6 million) are included in other current liabilities and other non-current liabilities, respectively.
(ii)Deferred share units
Under the terms of the Equinox Gold Deferred Share Unit Plan (the “DSU Plan”), non-executive directors may elect to receive all or a portion of their annual compensation in the form of DSUs. The DSUs are issued on a quarterly basis with the number of DSUs issued based on the five-day volume weighted average trading price of the Company’s common shares at the date of grant. DSUs vest immediately. The DSUs are redeemable in cash for 90 days from the date a director ceases to be a member of the Board of Directors.
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(c)Share-based compensation plans (continued)
(ii)Deferred share units (continued)
The following table summarizes the changes in the Company’s DSUs outstanding during the years ended December 31, 2023 and 2022:

Number of DSUs
Outstanding – December 31, 2021	176,483
Granted	112,086
Redeemed	(7,831)
Outstanding – December 31, 2022	280,738
Granted	138,284
Redeemed	(86,780)
Outstanding – December 31, 2023	332,242
The weighted average grant date fair value of DSUs granted during the year ended December 31, 2023 was $4.22 (2022 – $5.02).
The total fair value of DSUs outstanding as at December 31, 2023 was $1.6 million (2022 – $0.9 million) and is included in other non-current liabilities.
(iii)Stock options
The following table summarizes the changes in the Company’s stock options outstanding during the years ended December 31, 2023 and 2022:

	Number of options	Weighted average exercise price (C$)
Outstanding – December 31, 2021	3,583,443	$7.14
Exercised	(1,502,063)	7.82
Expired/forfeited	(225,737)	8.83
Outstanding – December 31, 2022	1,855,643	6.42
Exercised	(360,331)	5.12
Expired/forfeited	(398,162)	9.78
Outstanding – December 31, 2023	1,097,150	$5.64
The weighted average share price at the date of exercise of stock options during the year ended December 31, 2023 was $6.06 (2022 – $9.92).
The following table summarizes information about the Company’s outstanding and exercisable stock options at December 31, 2023:

	Options Outstanding			Options Exercisable
Range of exercise price (C$)	Number of options	Weighted average exercise price (C$)	Weighted average remaining contractual life (years)	Number of options	Weighted average exercise price (C$)
$1.89 - $6.00	980,184	$4.91	0.68	980,184	$4.91
$6.01 - $12.00	116,966	11.72	1.36	116,966	11.72
	1,097,150	$5.64	0.75	1,097,150	$5.64
19.    SHARE CAPITAL AND SHARE-BASED PAYMENTS (CONTINUED)
(d)Share-based compensation
The following table summarizes the Company’s share-based compensation recognized during the years ended December 31, 2023 and 2022:

	2023	2022
RSUs and pRSUs	$11,815	$4,954
DSUs	951	(713)
Stock options	—	66
Total share-based compensation	$12,766	$4,307

Recognized in the consolidated financial statements as follows:
Equity-settled
General and administration expense	$8,095	$3,674
Operating expense	396	54
Capitalized within construction-in-progress	1,174	741
Cash-settled
General and administration expense	1,025	(379)
Operating expense	2,074	217
Exploration expense	2	—
Total share-based compensation	$12,766	$4,307